SEC Registration Nos.

2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 52 XX

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 52 XX

The Calvert Fund

Calvert Long-Term Income Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing __ on (date)

pursuant to paragraph (b) pursuant to paragraph (b)

XX 60 days after filing __ on (date)

pursuant to paragraph (a) pursuant to paragraph (a)

of Rule 485.


Prospectus

__________, 2005

About the Fund

Investment Objective, Strategy, Principal Risks

2 Calvert Long-Term Income Fund

6 Fees and Expenses

8 Investment Practices and Risks

About Your Investment

12 About Calvert

13 Advisory Fee

13 How to Buy Shares/Getting Started

17 Distribution and Service Fees

18 Next Step - Account Application

18 How Shares are Priced

19 When Your Account Will be Credited

20 How to Sell Shares

23 Other Calvert Features / Policies

(Exchanges, Minimum Account Balance, etc.)

26 Dividends, Capital Gains and Taxes

These securities have not been approved or disapproved by the Securities and

Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Long-Term Income Fund

Objective

Calvert Long-Term Income Fund seeks to maximize income to the extent consistent with preservation of capital through investments in longer dated securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned one of the four highest credit quality ratings by a nationally recognized statistical rating organization ("NRSRO"), such as a rating of BBB or higher by Standard & Poor's, or an equivalent rating by other NRSROs, including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine their position on the credit, given their fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in bonds issued by the U.S. government and its agencies, including the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, the U.S. Treasury, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations (CMOs).The holder of an interest in a collateralized mortgage obligation is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of collateralized mortgage obligation purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other collateralized mortgage obligations or, alternatively, the holder may be paid only after the cash flow has been used to fund other collateralized mortgage obligations first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below-investment grade when assigned a rating of BB or lower by Standard & Poor's, or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of 10 years or greater.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high quality, liquid securities.

See the "Investment Practices" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-- The market prices of bonds decline.

-- The credit quality of the securities deteriorates, which could lead to bankruptcy or default.

-- The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-- The individual bonds in the Fund do not perform as well as expected.

-- The Advisor's forecast as to interest rates is not correct.

-- There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-- The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-- The Fund may be subject to the risk of prepayment where anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

-- The Fund may be subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-- The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the US dollar and the respective foreign currency.

-- Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, and are subject to greater price volatility and may be illiquid.

-- For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there are extremely poor prospects for ever attaining any real investment standing and thus, there is the risk that there may not be a full recovery.

-- For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed income securities.

-- For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-- ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs The risks of ADRs include the underlying credit risk associated with each credit, individual country risk and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Class I

Redemption fee[1]	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Annual fund operating expenses[2]
(deducted from Fund assets)

Management fees	_____%
Distribution and service (12b-1) fees	_____%
Other expenses	_____%
Total annual fund operating expenses	_____%
Fee waiver and/or expense reimbursement[3]	_____%
Net expenses[4]	_____%

Explanation of Fees and Expenses Table

1 The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2 Total Annual Fund Operating Expenses are based on projected expenses for the Fund's current fiscal year. Management fees include any administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3 Calvert has agreed contractually to limit annual fund operating expenses through January 31, 2006 so that net operating expenses do not exceed _____% for Class I shares. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses (for instance, reorganization expenses), taxes and capital items (for instance, real property).The Fund has an expense offset arrangement with its custodian bank whereby the custodian and transfer agents fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses, after fee waivers.

4 The contractual expense cap is shown as "Net expenses". Normally, this is the maximum amount of operating expenses that may be charged to the Fund through January 31, 2006, subject to the qualifications discussed above in Footnote 3. During its first year, only the Board of Directors of the Fund may terminate the waiver.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-- You invest $1,000,000 in the Fund for the time periods indicated;

-- Your investment has a 5% return each year; and

-- The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years
Class I	$___	$______

Principal Investment Strategies and Risks

The most concise description of the Fund's principal risk profile is under the earlier summary for the Fund.. On the following pages are further descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the following table shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.
Key to Table J Fund currently uses xN Allowed up to x% of Fund's net assets

Calvert Long-Term Income Fund
Investment Strategies

Active Trading Strategy/Turnover involves selling

a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market, and Transaction.

J

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purpose of hedging the Fund's duration. The Fund can use such a practice either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund.

Risks: Correlation, Management, and Opportunity.

J

Conventional Securities

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.

30N

Investment grade bonds. Bonds rated BBB/Baa or higher by a NRSRO or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	J

Below-investment grade bonds. Bonds rated

below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

35N

Unrated debt securities. Bonds that have not been rated by a NRSRO ; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

J

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.

J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

J

1 Based on initial margin required to establish the position.

The Fund has additional non-principal investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements, and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Principal Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc., ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814), is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2004, Calvert had over $10 billion in assets under management.

Catherine Roy serves as Calvert's Chief Investment Officer, Fixed Income and oversees the investment strategy and management of Calvert's fixed income portfolios. This is Ms. Roy's 18th year in the securities industry.

Calvert uses a team approach to its management of the fixed-income portfolios. Gregory Habeeb heads this team for Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager, joining Calvert in 1997. Matt Nottingham, CFA, is also a member of the fixed-income management team. Mr. Nottingham has 8 years of experience as an analyst, trader, and portfolio manager, joining Calvert in 1999.

Advisory Fee

An annual advisory fee of 0.40% is paid by the Fund, as a percentage of the Fund's average daily net assets. Note, the advisory fee does not include any administrative service fees.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Fund to reopen, at no additional expense to other Classes in the Fund, or where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time).

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Important -- How Shares are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. Investments for which market quotations are not available or deemed inappropriate are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If significant events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Significant fluctuations in domestic of foreign markets may constitute a significant event. Significant events also may stem from occurrences not tied directly to the securities market, such as natural disasters, armed conflicts, or significant governmental actions.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but federal wires and checks cannot be received because the banks and post offices are closed.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Request in "Good Order"

All requests (purchase and redemption) must be received by the transfer agent in "good order." This means that your request must include:

-- The Fund name and account number.

-- The amount of the transaction (in dollars or shares).

-- Signatures of all owners exactly as registered on the account (for mail requests).

-- Signature guarantees (if required).*

-- Any supporting legal documentation that may be required.

-- Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone -- call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.

If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Redemption Fee

The Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund.

The redemption fee will be waived in the following circumstances:

-- Accounts of foundations, endowments, state and local governments, and those that use consultants.

-- Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.7

-- Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-- The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-- Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.

-- Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

7 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit http://www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares may only be exchanged for Class I shares of another Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Fund discourages frequent redemptions of fund shares and discourages frequent purchases and redemptions of fund shares by fund shareholders. Further, the Fund does not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, the Fund's Board of Trustees adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Fund's investment strategies.

In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transactions costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert, at their discretion, may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts are generally exempt from the redemption fee, unless the service provider maintaining the omnibus account has the systematic capability of assessing the redemption fee at the individual or participant account level and the omnibus account is not otherwise exempt from the fee. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further short-term trading by such participant(s) or plan.

The Fund and the distributor reserve the right at any time to reject any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash, by check or by Calvert Money Controller. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

To Open an Institutional (Class I) Account:

800-327-2109

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-327-2109

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Funds at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3416


THE CALVERT FUND

Calvert Long-Term Income Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January __, 2005

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January __, 2005. The prospectus may be obtained free of charge by writing the Fund at the above address, or calling the Fund, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Investment Policies and Risks	2
Investment Restrictions	9
Dividends, Distributions, and Taxes	10
Net Asset Value	11
Calculation of Yield and Total Return	12
Purchase and Redemption of Shares	13
Trustees and Officers	13
Investment Advisor	16
Administrative Services Agent	17
Method of Distribution	17
Transfer and Shareholder Servicing Agents	18
Portfolio Transactions	18
Portfolio Holdings Disclosure	19
Personal Securities Transactions	20
Proxy Voting Disclosure	20
Process for Delivering Shareholder Communications to the Board of Trustees	21
Independent Auditors and Custodians	21
General Information	21
Fund Service Providers	22
Appendix A -- Proxy Voting Guidelines
Appendix B -- Letter of Intent
Appendix C -- Corporate Bond & Commercial Paper Ratings

INVESTMENT POLICIES AND RISKS

The following discussion of investment policies and risks applies to the Fund, unless otherwise noted.

PRINCIPAL RISKS

U.S. Government-Sponsored Obligations

The Fund may, in pursuit of investment objectives, invest in Fannie Maes, Freddie Macs and other U.S. Government-sponsored obligations.

Fannie Maes and Freddie Macs. Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Government-Backed Obligations

The Fund may, in pursuit of investment objectives, invest in U.S. Treasury obligations, and other U.S. Government-backed obligations.

U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Issuer Non-Diversification Risk

The Fund is non-diversified and may focus its investments on a small number of issuers. A Fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified". A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified Fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and can be either sponsored or unsponsored. A sponsored ADR is preferable as the company is then subject to US reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks.

The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or convert foreign securities holdings into U.S. dollars.

United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Collateralized Mortgage Obligations

The Fund may, in pursuit of investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.

FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

short sales

The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix C for a description of the ratings.) The Fund considers a security to be investment grade if it has received an investment grade rating from at least one NRSRO, or is an unrated security of comparable quality. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

NON-PRINCIPAL RISKS

International Money Market Instruments

The Fund may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

The Fund may, in pursuit of its investment objective, purchase debt securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While an underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days are considered illiquid. Repurchase agreements are short-term money market investments, designed to generate current income.

The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agree to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which they are authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements, and then only in an amount up to 33 1/3% of the value of the Fund's total assets.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

Options and Futures Contracts

Covered Options. The Fund may, in pursuit of investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Fund continues to own the securities covering each call option until the call option has been exercised or until the Fund has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Fund does not exceed 35% of the market value of the Fund's respective net assets. The Fund may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Fund will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Fund will not engage in options or futures transactions unless it receives appropriate regulatory approvals permitting the Fund to engage in such transactions. The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the respective Fund's net asset value. (See non-fundamental investment restriction number 2.)

Covered Options on Debt Securities. The Fund may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. The Fund will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

The Fund may write only "covered options." This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Fund will, through the custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.

Characteristics of Covered Options. When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.

When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

The Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium received by the Fund when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.

Risks Related to Options Transactions. A Fund can close out its positions in exchange traded options only on an exchange, which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. It is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in a Fund's portfolio. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contract markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if the Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.

Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract--a long position if the option is a call and a short position if the option is a put--at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options which it purchases. In connection with such options which it writes, the Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.

Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities.

Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

Risks of Options and Futures Contracts. If the Fund has sold futures or taken options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which would not have been experienced had they not hedged. The success of a hedging strategy depends on the advisor's ability to predict the direction of interest rates and other economic factors. Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged.

The Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

interest only and principal only mortgage-backed securities

The Fund may also invest in Interest Only (IO) and Principal Only (PO) mortgage-backed securities. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid, but remain subject to prepayment risk, which would be a loss of any expected interest payments, even though there is no default on the underlying financial asset.

Swap Agreements

The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The Fund will only enter in swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the advisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the advisor is incorrect in its forecasts of market variables, the investment performance of the Fund may be less favorable than it would have been if this investment technique were not used.

Lending Portfolio Securities

The Fund may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the advisor deems creditworthy and only on terms the advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Real Estate Investment Trusts.

The Fund may invest in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhood; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption for the 1940 Act. If an issuer of debt securities collateralized by real estates defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.

(2) The Fund may not concentrate investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes, and except by engaging in reverse repurchase agreements, where allowed, and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage, or hypothecate its assets.

(4) The Fund may not underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law up to 33 1/3% of its total assets. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Funds' investment objective, policies, and restrictions shall not constitute the making of a loan. For purposes of this investment restriction, the Fund considers a "loan" to be a "loan of money."

Under current law, "concentrate" means to invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law, the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the Investment Company Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a Fund security.

Nonfundamental Investment Restrictions

The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Fund's Board of Trustees at any time without a shareholder vote.

(1) The Fund does not intend to make any purchases of securities if borrowing exceeds 15% of total assets.

(2) The Fund may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

(3) The Fund may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.

(4) The Fund may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of the Fund's portfolio. Such short sales shall be "covered" with an equivalent amount of high quality, liquid securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(5) The Fund may not purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.

(6) In addition to the policy not to concentrate in any one industry, the Fund may not invest more than 30% of net assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(7) The Fund may not purchase illiquid securities if, as a result, more than 15% of net assets would be invested in such securities.

(8) The Fund may not purchase or retain securities issued by investment companies for the purpose of exercising control.

Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Many states do not tax the portion of the Fund's dividends that is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out in cash, or invested at net asset value in another Calvert Fund.

Distributions from realized net short-term capital gains, as well as dividends from net investment income, are currently taxable to shareholders as ordinary income.

Net long-term capital gains distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-term or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.

Dividends and distributions are taxable regardless of whether they are reinvested in additional shares of the Fund or not. A shareholder may also be subject to state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders each January as to the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous fiscal year.

NET ASSET VALUE

The public offering price of the shares of the Fund is the net asset value per share (plus, for Class A shares, the applicable sales charge.) The net asset value fluctuates based on the market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m., Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. Portfolio securities are valued as follows: (a) securities for which market quotations are readily available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value; (b) other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Below is a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.

CALCULATION OF YIELD AND TOTAL RETURN

YIELD

From time to time, the Fund may advertise its "yield". Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Fund's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 -- 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Fund's performance in meeting its investment objective.

TOTAL RETURN

The Fund may also advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load," or "NAV" (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

The Fund has filed a notice of election under Rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)

See the prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

				(Not Applicable to Officers)
				# of
	Position	Position		Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Date of Birth	Fund	Date	During Last 5 Years	Overseen	Directorships

Independent Trustees

RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	18

FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	28

				(Not Applicable to Officers)
				# of
	Position	Position		Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Date of Birth	Fund	Date	During Last 5 Years	Overseen	Directorships

DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12

PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12

JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	20	Ariel Funds Calvert Foundation Calvert Ventures, LLC

M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	Acacia Federal Savings Bank

ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	28	Acacia Federal Savings Bank

Interested Trustees

BARBARA J. KRUMSIEK* DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc.	37	Calvert Foundation

				(Not Applicable to Officers)
				# of
	Position	Position		Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Date of Birth	Fund	Date	During Last 5 Years	Overseen	Directorships

DAVID R. ROCHAT* DOB: 10/07/37	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc.

D. Wayne Silby, Esq.* DOB: 07/20/48	Trustee	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a private investment company.	21	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA

Officers

SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.

Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor. Mr. Rochat is an interested person of the Fund since he is an Officer and Director of the Fund's Advisor.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares.

The Board of Trustees has four standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. The Governance Committee deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The Disinterested Trustees (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee. The Investment Policy and Governance Committees each met four times during the past fiscal year and the Audit Committee met four times during the past fiscal year.

Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company.

The Investment Advisory Agreement between The Calvert Fund and the Advisor will remain in effect until December 31, 2006, and from year to year thereafter, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Investment Advisory Agreement or interested persons of parties to the Investment Advisory Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.

Under the Investment Advisory Agreement, the Advisor provides investment advice to The Calvert Fund and oversees the day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.40% average daily net assets of the Fund.

The Advisor provides the Fund with investment advice and research, office space, furnishes executive and other personnel to the Fund, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

Investment advisory fees are allocated as a Portfolio level expense based on net assets.

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative services fee payable monthly (as a percentage of net assets) of 0.10% for Class I of the Fund.

Administrative services fees are allocated as a class-level expense, based on net assets.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan (the "Plan"), which permits the Fund to pay certain expenses associated with the distribution of shares.

The Fund's Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

The Plan may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the affected class of the Fund. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Distribution Plan expenses (paid by the Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund share or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2003, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: American Express, Thrivent Financial for Lutherans, Raymond James, AIC, Washington Mutual, CUSO, US Bancorp, and Marshall & Isley. The Advisor, CDI, and/or their affiliates do not use any directed brokerage of Fund portfolio trading commissions to compensate brokers for the sale of Fund shares.

The Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan.

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.

Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (i.e., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS and CSSI receive a fee based on the number of shareholder accounts and transactions. CSSI may contract with subagents, at the Fund's expense, to provide recordkeeping and subaccounting services to the Funds.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.

Broker-dealers who execute portfolio transactions on behalf of the Fund is selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Advisor's obligation to accept best execution.

While the Fund's Advisor selects brokers primarily on the basis of best execution, in some cases the Advisor may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Funds and managed accounts.

PORTFOLIO HOLDINGS DISCLOSURE

Publicly Available Portfolio Holdings

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the Securities and Exchange Commission ("SEC") in a publicly available filing; or (2) the day next following the day such information is posted on the www.calvert.com website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:

1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

3. Top ten portfolio holdings disclosed in the Fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end.

4. Attribution reports containing only sector and/or industry breakdown for a Fund.

Non-Public Portfolio Holdings

Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. The Fund has policies and procedures in place that allow the disclosure of non-public portfolio holdings for legitimate business purposes subject to certain conditions. Pursuant to these policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. These policies and procedures must be followed when disclosing a Fund's portfolio holdings to any party when such disclosure would provide information more current than the Fund's most recent publicly available portfolio holdings.

Rating and Ranking Organizations

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from Performance Analytics may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar, etc.), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Service Providers

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

Other Recipients

A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund and current and prospective clients (to be identified in the Fund's Statement of Additional Information), provided that:

1. The recipient makes a specific request to an officer of the Fund ("Authorized Individual");

2. The Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;

3. The Authorized Individual obtains prior approval from the Legal Department;

4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual;

5. In approving a request, consideration should be given to (i) the recipient's need for the relevant holdings information; (ii) whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund; and (iii) what conflicts may result from such disclosures; and

6.No compensation or other consideration is paid by or on behalf of the recipient to the Fund, its Investment Adviser, or any other party in connection with each such arrangement.

Media

Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Board Oversight

The Fund's Board of Trustees will periodically review this policy and procedures.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund's portfolio securities is made available, including the identity of the persons who receive information pursuant to such arrangements.

Name of Person/Entity Information Provided Frequency/Lag Time

There are no such arrangements for the Fund, as of December 31, 2004.

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Funds' investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this Statement of Additional Information for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Fund uses in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Investment Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS

TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Directors/Trustees of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

The Calvert Fund

Attn: [Name of Fund] Secretary

4550 Montgomery Avenue

Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors/Trustees.

A shareholder wishing to recommend to the Nominating Committee of a Fund a candidate for election as a Director/Trustee may request the Fund's Policy for the Consideration of Director/Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director/Trustee or to a Committee of the Fund's Board of Directors/Trustees, then the communication should be specifically addressed to such individual Director/Trustee or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Directors/Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director/Trustee or to the Committee, as applicable.

INDEPENDENT AUDITORS AND CUSTODIANS

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania, 19103, will serve as independent auditors for the Fund. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. M&T Bank, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Funds' cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

The Calvert Fund (the "Trust"), an open-end registered investment company, was organized as a Massachusetts business trust on March 15, 1982. The Calvert Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

SHAREHOLDER SERVICES

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT AUDITORS

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

CUSTODIAN (cash assets)

M&T Bank

25 South Charles Street

Baltimore, Maryland 21203

APPENDIX A

PROXY VOTING GUIDELINES

Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Fund may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate Advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Fund will proceed in accordance with Section III below.

When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund Advisor generally foresees voting all shares as described except in special circumstances where the Advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund Advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and SEC rules governing inclusion of specific items in corporate proxies change. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

  CORPORATE GOVERNANCE

    Board and Governance Issues

Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund Advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

The Fund Advisor will oppose slates of directors without at least a majority of independent directors.

The Fund Advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the Advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

The Fund Advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

The Fund Advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

The Fund Advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

The Fund Advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

The Fund Advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

The Fund Advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

The Fund Advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

The Fund Advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund Advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

The Fund Advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund Advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund Advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

The Fund Advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

The Fund Advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

The Fund Advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

The Fund Advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

The Fund Advisor will ordinarily oppose proposals to reincorporate outside the United States if the Advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

The Fund Advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

The Fund Advisor will ordinarily oppose proposals to create dual classes of stock. However, the Advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

Accordingly, the Fund Advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

The Fund Advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

The Fund Advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).

The Fund Advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.

The Fund Advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.

The Fund Advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the Advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

The Fund Advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund Advisor will ordinarily support proposals requesting that companies expense stock options.

B. Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees. According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050. "The size of CEO compensation is simply out of hand." Business Week, 04/22/02.

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

The Fund Advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

The Fund Advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

The Fund Advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

The Fund Advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

The Fund Advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

The Fund Advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

The Fund Advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

The Fund Advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

The Fund Advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

The Fund Advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

The Fund Advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund Advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity

The Fund Advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

The Fund Advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

The Fund Advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

Executive Compensation Tie to Non-Financial Performance

The Fund Advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund Advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

The Fund Advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

The Fund Advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

The Fund Advisor will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

The Fund Advisor will support proposals that consider non-financial impacts of mergers.

The Fund Advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

The Fund Advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

The Fund Advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

The Fund Advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

The Fund Advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund Advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

  CORPORATE SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy. Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

The Fund Advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

The Fund Advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

The Fund Advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

The Fund Advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions. Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change. Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund Advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund Advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund Advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

The Fund Advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

The Fund Advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

The Fund Advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

The Fund Advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

The Fund Advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

The Fund Advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

The Fund Advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

The Fund Advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

The Fund Advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund Advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

The Fund Advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

The Fund Advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

The Fund Advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

The Fund Advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund Advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund Advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

E. International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them. For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland. In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma. In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

The Fund Advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

The Fund Advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

The Fund Advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

The Fund Advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations. In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises. As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability. Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations. Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners. Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

The Fund Advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund Advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund Advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

The Fund Advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

The Fund Advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F. Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

The Fund Advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G. Weapons Contracting

Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

The Fund Advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H. Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund Advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

The Fund Advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

The Fund Advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

The Fund Advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

The Fund Advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

The Fund Advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

The Fund Advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J. Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's Advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III. CONFLICT OF INTEREST POLICY All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above. Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment Advisor, sub-Advisor, principal underwriter, or an affiliated person of the Fund, on the other hand. Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Revised September 2002.

Revised June 2003.

APPENDIX B

LETTER OF INTENT

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue

Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

I intend to invest in the shares of __________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

__ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 5% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

From the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Dealer Name of Investor(s)

By
Authorized Signer Address

Date Signature of Investor(s)

Date Signature of Investor(s)

APPENDIX C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.


PART C. OTHER INFORMATION

Item 23. Exhibits

99B.1 Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99B.2 By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B5. Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Advisory Agreement filed herewith.

99.B5.a Investment Sub-Advisory Contract (Awad Asset Management, Inc.) for New Vision Small Cap only incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B6 Distribution Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Distribution Agreement filed herewith.

99.B7 Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

99.B8. Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

99.B9 Transfer Agency Agreement and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B9a Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Servicing Agreement filed herewith.

99.B9.b. Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Administrative Services Agreement filed herewith.

99.B10 Opinion and Consent of Counsel filed herewith.

99.B11 Not applicable.

99.B17.a Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, as amended on September 12, 1999 incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B17.b Power of Attorney Forms signed by each Trustee incorporated by reference to Registrant's Post-Effective Amendment No. 45, dated January 30, 2003, accession number 0000701039-03-000001.

99.B18 Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No. 40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B18.b Code of Ethics for Sub-Adviser (Awad Asset Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 45, dated January 30, 2003, accession number 0000701039-03-000001.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $10 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name of Company,

Name Principal Business and Address Capacity

Barbara J. Krumsiek

Calvert Variable Series, Inc.        Officer

Calvert Municipal Fund, Inc.         and

Calvert World Values Fund, Inc.      Director

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for         Officer

Government Income                  and

Calvert Tax-Free Reserves           Trustee

Calvert Social Investment Fund

Calvert Cash Reserves

The Calvert Fund

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Asset Management

  Co., Inc.                          Officer

Investment Advisor                   and

4550 Montgomery Avenue               Director

Bethesda, Maryland 20814

----------------

Calvert Group, Ltd.                 Officer

Holding Company                     and

4550 Montgomery Avenue             Director

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services, Inc.                     Officer

Transfer Agent                       and

4550 Montgomery Avenue              Director

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services Co.                        Officer

Service Company                       and

4550 Montgomery Avenue                Director

Bethesda, Maryland 20814

---------------

Calvert Distributors, Inc.            Officer

Broker-Dealer                         and

4550 Montgomery Avenue               Director

Bethesda, Maryland 20814

---------------

Ronald M. Wolfsheimer

First Variable Rate Fund              Officer

  for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

--------------

Calvert Asset Management

  Co., Inc.                          Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd.                  Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder

  Services, Inc.                     Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services Co.                       Officer

Service Company                      and

4550 Montgomery Avenue               Director

Bethesda, Maryland 20814

---------------

Calvert Distributors, Inc.           Officer

Broker-Dealer                        and

4550 Montgomery Avenue               Director

Bethesda, Maryland 20814

---------------

David R. Rochat

First Variable Rate Fund             Officer

  for Government Income              and

Calvert Tax-Free Reserves            Trustee

Calvert Cash Reserves

The Calvert Fund

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Municipal Fund, Inc.         Officer

Investment Company                   and

4550 Montgomery Avenue              Director

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co., Inc.                          Officer

Investment Advisor                   and

4550 Montgomery Avenue               Director

Bethesda, Maryland 20814

---------------

Chelsea Securities, Inc.             Officer

Securities Firm                      and

Post Office Box 93                   Director

Chelsea, Vermont 05038

---------------

Grady, Berwald & Co.                Officer

Holding Company                      and

43A South Finley Avenue              Director

Basking Ridge, NJ 07920

---------------

Charles T. Nason

Ameritas Acacia Mutual               Officer and

  Holding Company                    Director

Acacia Life Insurance

Insurance Companies

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Financial Corporation         Officer

Holding Company                      and Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Federal Savings Bank          Director

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources, LLC            Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square, LLC            Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd.                  Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services Co.                       Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co., Inc.                          Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder

  Services, Inc.                     Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Social Investment

  Fund Trustee

Investment Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

-----------------

The Advisors Group, Ltd.             Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Robert-John H. Sands

Ameritas Acacia Mutual

  Holding Company                    Officer

Acacia Life Insurance

Acacia National Life

  Insurance                          Officer and

Insurance Company                    Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Life Insurance                Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Financial Corporation         Officer and

Holding Company                      Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Federal Savings Bank          Officer

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources, LLC            Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square, LLC            Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

The Advisors Group, Ltd.             Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd.                  Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services Co.                       Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management,

  Co., Inc.                          Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder

  Services, Inc.                     Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

William M. Tartikoff

Acacia National Life

  Insurance                          Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for         Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group, Ltd.                  Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative              Officer

Services Company

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co. Inc.                           Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services, Inc.                     Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc.           Director

Broker-Dealer                       and Officer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Susan Walker Bender

Calvert Group, Ltd.                  Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services Co.                      Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co., Inc.                          Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services, Inc.                     Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc.           Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for         Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Ivy Wafford Duke

Calvert Group, Ltd.                  Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services Co.                       Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co., Inc.                          Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services, Inc.                     Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors, Inc.           Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for         Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Lancelot King

First Variable Rate Fund for         Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Mike Yuhas

First Variable Rate Fund              Fund

  for Government Income               Controller

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Hui Ping Ho

First Variable Rate Fund             Assistant

  for Government Income              Treasurer

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Daniel K. Hayes

Calvert Asset Management

  Co., Inc.                          Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

First Variable Rate Fund for         Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

John Nichols

Calvert Asset Management             Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Gregory Habeeb

Calvert Asset Management             Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Item 27. Principal Underwriters

(a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

(b) Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Karen Becker	Vice President of, Operations	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

(c) Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer

         and

         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N

         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 13th day of January, 2005.

THE CALVERT FUND

By:

_________**__________

Barbara J. Krumsiek

President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature Title Date

__________**____________ President and Trustee 01/13/05

Barbara J. Krumsiek (Principal Executive Officer)

__________**____________ Principal Accounting Officer 01/13/05

Ronald M. Wolfsheimer

__________**____________ Trustee 01/13/05

Richard L. Baird, Jr.

__________**____________ Trustee 01/13/05

Frank H. Blatz, Jr., Esq.

__________**____________ Trustee 01/13/05

Douglas E. Feldman

__________**____________ Trustee 01/13/05

Peter W. Gavian

__________**____________ Trustee 01/13/05

John G. Guffey, Jr.

__________**____________ Trustee 01/13/05

M. Charito Kruvant

__________**____________ Trustee 01/13/05

Arthur J. Pugh

__________**____________ Trustee 01/13/05

David R. Rochat

__________**____________ Trustee 01/13/05

D. Wayne Silby

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney

/s/ Ivy Wafford Duke